Segmented Information - Breakdown of Measures of Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Less:
Depreciation	$ 5,589	$ 5,474	$ 5,225
Amortization of intangible assets	69,399	60,501	60,177
Income from operations	181,124	142,849	130,434
Interest expense	(1,004)	(1,363)	(1,167)
Investment and other income	11,513	9,666	4,461
INCOME BEFORE INCOME TAXES	191,633	151,152	133,728
Income tax expense	48,360	35,245	31,492
NET INCOME	143,273	115,907	102,236
Stock-based compensation and related taxes	21,098	17,005	13,920
Other charges (Note 20)	7,466	21,649	5,441
Adjusted EBITDA	284,676	247,478	215,197
Single reportable segment
Segmented Information
Revenues	651,000	572,931	486,014
Less:
Headcount-related costs, including stock compensation expense	249,887	226,897	195,261
Cost of revenues and network charges (exclusive of other items presented separately)	67,212	53,797	33,996
SaaS software and maintenance	23,066	19,908	16,476
Other segment items	54,723	63,505	44,445
Depreciation	5,589	5,474	5,225
Amortization of intangible assets	69,399	60,501	60,177
Total expenses	469,876	430,082	355,580
Income from operations	181,124	142,849	130,434
Interest expense	(1,004)	(1,363)	(1,167)
Investment and other income	11,513	9,666	4,461
INCOME BEFORE INCOME TAXES	191,633	151,152	133,728
Income tax expense	48,360	35,245	31,492
NET INCOME	$ 143,273	$ 115,907	$ 102,236